Concentration of Risks (Details) - Foreign currency exchange rate risk	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Concentration of Risks
Depreciation of RMB against US dollar(in percent)		1.30%	4.70%
Appreciation of RMB against US dollar(in percent)	3.60%